Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides disclosure
about
the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and
Non-PEO
Named Executives and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation
Committee
evaluates compensation decisions.
Pay for Performance Table

Year 1 (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO 2 ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers 2 ($) (e)	Value of Initial Fixed $100 Investment Based On: 3		Net Income ($) (in millions) (h)	Microsoft Incentive Plan Revenue 4 ($) (in billions) (i)
					Microsoft Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)

2025	96,496,790	131,138,799	24,456,053	31,268,315	255	276	101,832	289.18

2024	79,106,183	171,304,590	21,081,007	40,171,628	227	243	88,136	246.12

2023	48,512,537	93,155,708	16,009,805	29,971,655	172	168	72,361	220.08

2022	54,946,310	56,936,384	20,074,444	20,494,054	128	123	72,738	206.67

2021	49,858,280	139,060,569	22,306,746	40,461,050	134	150	61,271	170.54

(1)
The
Non-PEO
Named Executives for fiscal year 2025 were: Amy E. Hood, Judson B. Althoff, Takeshi Numoto, and Bradford L. Smith. The
Non-PEO
Named Executives for each of fiscal years 2024, 2023, and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young. The
Non-PEO
Named Executives for fiscal year 2021 were: Amy E. Hood, Jean-Philippe Courtois, Bradford L. Smith, and Christopher D. Young.

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our Named Executives during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with FASB ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Named Executive Officer Compensation – Fiscal Year 2025 Compensation Tables – Summary Compensation Table” for additional information).
The “compensation actually paid” for fiscal years 2023, 2022, and 2021 has been updated from the amounts in Microsoft’s 2023 Proxy Statement to reflect the application of recent SEC guidance relating to retirement vesting treatment, which was issued following the filing of the 2023 Proxy Statement.

(3)
In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
for our Annual Report for the fiscal year ended June 30, 2025.

(4)
We have determined that Microsoft Incentive Plan Revenue (as defined on page
41
) is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our Named Executives, for fiscal year 2025, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Microsoft Incentive Plan Revenue
Named Executive Officers, Footnote	The
Non-PEO
Named Executives for fiscal year 2025 were: Amy E. Hood, Judson B. Althoff, Takeshi Numoto, and Bradford L. Smith. The
Non-PEO
Named Executives for each of fiscal years 2024, 2023, and 2022 were: Amy E. Hood, Judson B. Althoff, Bradford L. Smith, and Christopher D. Young. The
Non-PEO
	Named Executives for fiscal year 2021 were: Amy E. Hood, Jean-Philippe Courtois, Bradford L. Smith, and Christopher D. Young.
Peer Group Issuers, Footnote	In accordance with the Pay Versus Performance Rules, Microsoft and Peer Group total shareholder return (“TSR”) is determined based on the value of an initial fixed investment through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the Nasdaq Computer Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation
S-K
	for our Annual Report for the fiscal year ended June 30, 2025.
PEO Total Compensation Amount	$ 96,496,790	$ 79,106,183	$ 48,512,537	$ 54,946,310	$ 49,858,280
PEO Actually Paid Compensation Amount	$ 131,138,799	171,304,590	93,155,708	56,936,384	139,060,569
Adjustment To PEO Compensation, Footnote
The following table shows the fiscal 2025 amounts deducted from and added to the Summary Compensation Table total
compensation to calculate the “compensation actually paid” to our PEO and
Non-PEO
Named Executives in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	96,496,790	24,456,053

Amounts Reported as ‘Stock Awards’ in SCT	(84,245,496)	(20,371,476)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	107,802,587	25,076,581

Change in Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Fiscal Years	18,791,533	3,904,049

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	(7,706,615)	(1,796,892)

Compensation Actually Paid	131,138,799	31,268,315

Non-PEO NEO Average Total Compensation Amount	$ 24,456,053	21,081,007	16,009,805	20,074,444	22,306,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 31,268,315	40,171,628	29,971,655	20,494,054	40,461,050
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the fiscal 2025 amounts deducted from and added to the Summary Compensation Table total
compensation to calculate the “compensation actually paid” to our PEO and
Non-PEO
Named Executives in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEO ($)

Summary Compensation Table (“SCT”) Total	96,496,790	24,456,053

Amounts Reported as ‘Stock Awards’ in SCT	(84,245,496)	(20,371,476)

Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	107,802,587	25,076,581

Change in Fair Value of Outstanding and Unvested Equity Awards, Granted in Prior Fiscal Years	18,791,533	3,904,049

Change in Fair Value of Equity Awards Vested, Granted in a Previous Year	(7,706,615)	(1,796,892)

Compensation Actually Paid	131,138,799	31,268,315

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Net Income vs. Incentive Plan Revenue

Total Shareholder Return Vs Peer Group

Compensation Actually Paid vs. Microsoft TSR vs. Peer Group TSR

Tabular List, Table
Financial Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the financial performance measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to our Named Executives, for fiscal year 2025, to Company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Annual Cash Incentives” (see page 37) and “Equity Compensation” (see pages 38-39).

Most Important Performance Measures

Microsoft Incentive Plan Revenue (Company Selected Measure)

Relative TSR as compared to the S&P 500

Azure and Other Cloud Services Revenue

Microsoft Cloud Revenue, excluding Azure and Other Cloud Services

Microsoft Incentive Plan Operating Income

Total Shareholder Return Amount	$ 255	227	172	128	134
Peer Group Total Shareholder Return Amount	276	243	168	123	150
Net Income (Loss)	$ 101,832,000,000	$ 88,136,000,000	$ 72,361,000,000	$ 72,738,000,000	$ 61,271,000,000
Company Selected Measure Amount	289,180,000,000	246,120,000,000	220,080,000,000.00	206,670,000,000	170,540,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR as compared to the S&P 500
Measure:: 3
Pay vs Performance Disclosure
Name	Azure and Other Cloud Services Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Microsoft Cloud Revenue, excluding Azure and Other Cloud Services
Measure:: 5
Pay vs Performance Disclosure
Name	Microsoft Incentive Plan Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (84,245,496)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,802,587
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,791,533
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,706,615)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,371,476)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,076,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,904,049
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,796,892)